Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets

As at	December 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26	$(17)	$9	$26	$(16)	$10
Energy services relationships	90	(63)	27	90	(45)	45
Software	331	(203)	128	304	(133)	171
Land rights	1	—	1	1	—	1
Commodity contracts (a)	7	(1)	6	332	(20)	312
	$455	$(284)	$171	$753	$(214)	$539
(a)The majority of commodity contracts were disposed of in April 2021 through the disposition of the majority of WGL Midstream's commodity business (Note 4).

Amortization expense related to intangible assets for the year ended December 31, 2021 was $57 million (2020 - $68 million).

As at December 31, 2021, the Corporation excluded $7 million (December 31, 2020 - $176 million) from the asset base subject to amortization. Items excluded relate to software assets under development and assets with an indefinite life.

The following table sets forth the estimated amortization expense of intangible assets, excluding any amortization of assets not yet subject to amortization as well as assets with an indefinite life, for the years ended December 31:

2022	$60
2023	$44
2024	$30
2025	$24
2026	$1
Thereafter	$5